Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
At cost:
Property, plant and equipment, at cost	$ 13,110	$ 13,507
Less: Accumulated depreciation and impairment	(12,277)	(12,629)
Property, plant and equipment, net	833	878
Machinery and equipment [Member]
At cost:
Property, plant and equipment, at cost	11,738	12,135
Furniture and fixtures [Member]
At cost:
Property, plant and equipment, at cost	91	90
Leasehold improvements [Member]
At cost:
Property, plant and equipment, at cost	1,114	1,120
Motor vehicles [Member]
At cost:
Property, plant and equipment, at cost	$ 167	$ 162